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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/Richard A. Weinberg      Wayne, New Jersey   August 8, 2000
-------------------------  ------------------- ----------------
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                             9

Form 13F Information Table Entry Total:                       13

Form 13F Information Table Value Total:                 $435,362
                                                       (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.*

No.               Form 13F File Number                     Name
---               --------------------                     ----

1                        28-5135                 BMCA Holdings Corporation

2                        28-5328                 Building Materials Corporation
                                                   of America

3                        28-4533                 Building Materials Investment
                                                   Corporation

4                        28-2655                 G Industries Corp.

5                        28-2656                 G-I Holdings Inc.

6                        28-5326                 GAF Building Materials
                                                   Corporation

7                        28-2521                 GAF Corporation

8                        28-4770                 GAF Fiberglass Corporation

9                        28-7274                 ISP Opco Holdings Inc.

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* International Specialty Products Inc. ("ISP") is filing this report on behalf of the institutional investment managers numbered 1 through 8 in accordance with a management agreement among ISP's wholly-owned subsidiary, ISP Opco Holdings Inc., and certain of such managers pursuant to which ISP Opco Holdings Inc. renders investment management services.

         NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1                  Column 2    Column 3   Column 4       Column 5       Column 6      Column 7            Column 8

                           Title                                 Shares
                             Of                    Value           or         Investment       Other       Voting Authority
Name of Issuer             Class       CUSIP    (x $1,000)      Prin Amt      Discretion     Managers       Sole   Shared     None
--------------             -----       -----    ----------      --------      ----------     --------       ----   ------     ----
Associates First Capital    CL A     046008207             8     263,260 SH    DEFINED           9                   263,260
Calgon Carbon Corp          COM      129603106           224      28,935 SH    DEFINED           9                    28,935
Conseco                     COM      208464107         1,305     133,818 SH    DEFINED           9                   133,818
Dexter Corp                 COM      252165105       110,362   2,299,200 SH    DEFINED           9                 2,299,200
Hercules Inc.               COM      427056106        73,623   5,235,400 SH    DEFINED           9                 5,235,400
Life Technologies           COM      532177201       178,820   3,506,270 SH    DEFINED           9                 3,506,270
Meditrust                   COM      58501T306           180      47,935 SH    DEFINED           9                    47,935
US West Inc.                COM      91273H101        37,194     433,750 SH    DEFINED           9                   433,750
Associates First Capital    CL A     046008207             3      81,870 SH    DEFINED   1,2,3,4,5,6,7,8,9            81,870
Calgon Carbon Corp          COM      129603106            75       9,640 SH    DEFINED   1,2,3,4,5,6,7,8,9             9,640
Conseco                     COM      208464107           699      71,740 SH    DEFINED   1,2,3,4,5,6,7,8,9            71,740
Delta Pine Land             COM      247357106         6,338     252,886 SH    DEFINED   1,2,3,4,5,6,7,8,9           252,886
Starwood Hotels & Resorts   COM      85590A203        26,532     814,812 SH    DEFINED   1,2,3,4,5,6,7,8,9           814,812

                                   Column Total      435,362


Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.





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